Goodwill and other intangible assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Balance at beginning of year	$ 19,622	$ 23,462	$ 24,821
Foreign exchange translation adjustment	1,907	(3,840)	(1,359)
Balance at end of year	$ 21,529	$ 19,622	$ 23,462